Subsequent Events (Q2) (Details) - USD ($)			2 Months Ended
	Aug. 04, 2023	Jan. 11, 2023	Aug. 21, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event [Abstract]
Minimum net tangible assets upon consummation of the Business Combination				$ 5,000,001	$ 5,000,001
Class A Ordinary Shares
Subsequent Event [Abstract]
Number of shares redeemed (in shares)		47,381,598
Redemption amount		$ 478,003,632
Subsequent Event
Subsequent Event [Abstract]
Cash withdrawn additional from Trust Account for working capital purposes			$ 651,579
Minimum net tangible assets upon consummation of the Business Combination	$ 5,000,001
Subsequent Event | Class A Ordinary Shares
Subsequent Event [Abstract]
Number of shares redeemed (in shares)	282,624	47,381,598
Redemption amount	$ 2,942,664	$ 478,003,632